Related parties - narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Lundin Petroleum AB [Member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate	20.10%
Equinor ASA [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	67.00%
Equinor ASA [member] | Gassco AS [member]
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party, related party transactions	$ 1,351	$ 1,155	$ 1,167
Equinor ASA [member] | Lundin Petroleum AB [Member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	879	176	155
Revenue from sale of goods, related party transactions	296	0	0
Norwegian State [member] | Oil and gas assets [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	8,604	7,352	5,848
Norwegian State [member] | Tjeldbergodden [member]
Disclosure of transactions between related parties [line items]
Purchases of of goods with related party	$ 49	$ 39	$ 44
Folketrygdfondet [member]
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder	3.30%